Gain on Disposals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds	$ 5.7	$ 34.7	$ 8.5
Book value on disposal	4.5	15.7	2.1
(Loss)/gain on disposal	1.2	19.0	6.4
Balder
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds	4.4	3.0
Book value on disposal	4.5
(Loss)/gain on disposal	(0.1)
Rig Related Equipment
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds	1.3	3.3	2.5
Book value on disposal	0.0	1.7	0.0
(Loss)/gain on disposal	$ 1.3	1.6	2.5
B152
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds		7.9
Book value on disposal		1.4
(Loss)/gain on disposal		6.5
Dhabi II
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds		7.9
Book value on disposal		1.6
(Loss)/gain on disposal		6.3
Atla
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds		10.0
Book value on disposal		5.0
(Loss)/gain on disposal		5.0
MSS1
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds		2.2
Book value on disposal		2.2
(Loss)/gain on disposal		0.0
Eir
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds		3.0
Book value on disposal		3.0
(Loss)/gain on disposal		0.0
B391
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds		0.4
Book value on disposal		0.8
(Loss)/gain on disposal		$ (0.4)
Baug
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds			3.0
Book value on disposal			0.0
(Loss)/gain on disposal			3.0
C20051
Gain (Loss) on Disposition of Property Plant Equipment [Abstract]
Net proceeds			3.0
Book value on disposal			2.1
(Loss)/gain on disposal			$ 0.9